Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 07, 2007	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of Navios Holdings ownership
General Partner Interest	2.00%
Navios Holdings voting interest in Navios Acquisition		45.00%	57.30%	45.24%
Restricted Cash Balances and Types
Scrap value of vessels per USD per LWT				$ 285
Usefull life of vessels in years				25 years
Capitalized interest during construction period				1,453,000	4,303,000	11,295,000
Assumptions used for estimating the undiscounted projected operating cash flows for vessels' impairment assessment				The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actual, assuming an annual increase of 3.0% after 2014 and a utilization rate of 98.3% based on the fleet's historical performance.
Period in months for drydocking of oceangoing vessels, pushboats and barges				30 months
Period in months for special survey of oceangoing vessels				60 months
Period in months for special survey of pushboats and barges				84 months
Amortization of capitalized drydocking and special survey				7,289,000	5,364,000	3,306,000
Amortization and write offs of deferred financing costs				6,309,000	5,580,000	11,752,000
Revenue assumptions for Goodwill impairment test				The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows from the shipping operations were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of two year forward freight agreements and the 10-year average historical charter rates available for each type of vessel adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time horizon for long lived assets. The future cash flows from logistics operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.
Amortization period in years
Favorable lease terms purchase options for vessels				21,782,000
Favorable lease terms - transfers to vessels' cost					90,000
Favorable lease terms write off				9,207,000
Intangible liabilities - purchase options held by third parties				9,405,000
Unfavorable lease terms write-off				6,485,000
Duration of contracts of crew on board				9 months
Foreign currency exchange losses				217,000	383,000	20,000
Provision For Loss On Contracts				4,974,000	1,652,000
Termination of indemnities liability of employees in Greece office				686,000	603,000
Vesting period in years				3 years
Vesting date of performance condition awards				Apr. 30, 2014
Date of guarantee agreement with Navios Partners				Nov. 15, 2012
Par Value of preferred stock in USD				$ 0.0001	$ 0.0001
Dividend rate of preferred stock				2.00%		2.00%
Conversion features				Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.
Customer relationships
Amortization period in years
Amortization period in years				20 years
Navios Holdings trade name
Amortization period in years
Amortization period in years				32 years
Navios Logistics trade name
Amortization period in years
Amortization period in years				10 years
Nos Asa
Restricted Cash Balances and Types
Balance at December 31, 2011				250,000
Amounts Held as collateral for letters of guarantee
Restricted Cash Balances and Types
Balance at December 31, 2011				590,000
Balance at December 31, 2012				590,000
Retention accounts
Restricted Cash Balances and Types
Balance at December 31, 2011				4,059,000
Balance at December 31, 2012				10,914,000
Credit facilities additional security
Restricted Cash Balances and Types
Balance at December 31, 2011				1,500,000
Balance at December 31, 2012				$ 13,200,000
Navios Partners
Percentage of Navios Holdings ownership
Equity Method Investment Ownership Percentage				25.20%
Navios Acquisition
Percentage of Navios Holdings ownership
Equity Method Investment Ownership Percentage				53.96%
Acropolis
Percentage of Navios Holdings ownership
Equity Method Investment Ownership Percentage				50.00%